Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition
(a)	Disaggregation of revenue

1)	Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2019, 2020 and 2021 were as follows:

①	For the year ended December 31, 2019

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	31,456,714	21,629,838	—	712,196	53,798,748
Revenue from services		573,463	369,730	49,696	2,217,862	3,210,751
Revenue from construction contract		—	—	7,308,401	30,998	7,339,399
Others		48,276	157,564	5,393	225,578	436,811

	￦	32,078,453	22,157,132	7,363,490	3,186,634	64,785,709

Timing of revenue recognition
Revenue recognized at a point in time	￦	31,504,990	21,787,402	747,917	943,037	54,983,346
Revenue recognized over time		573,463	369,730	6,615,573	2,243,597	9,802,363

	￦	32,078,453	22,157,132	7,363,490	3,186,634	64,785,709

②	For the year ended December 31, 2020

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	28,394,790	18,796,522	—	917,307	48,108,619
Revenue from services		462,489	388,222	45,359	1,811,380	2,707,450
Revenue from construction contract		—	—	6,197,497	27,949	6,225,446
Others		35,599	160,478	7,196	221,890	425,163

	￦	28,892,878	19,345,222	6,250,052	2,978,526	57,466,678

Timing of revenue recognition
Revenue recognized at a point in time	￦	28,430,389	18,957,000	141,916	1,139,197	48,668,502
Revenue recognized over time		462,489	388,222	6,108,136	1,839,329	8,798,176

	￦	28,892,878	19,345,222	6,250,052	2,978,526	57,466,678

③	For the year ended December 31, 2021

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	40,305,393	24,233,531	—	1,438,050	65,976,974
Revenue from services		680,513	547,369	58,807	2,133,164	3,419,853
Revenue from construction contract		—	—	6,014,050	27,967	6,042,017
Others		107,499	284,708	2,365	175,785	570,357

	￦	41,093,405	25,065,608	6,075,222	3,774,966	76,009,201

Timing of revenue recognition
Revenue recognized at a point in time	￦	40,412,892	24,518,239	491,313	1,613,835	67,036,279
Revenue recognized over time		680,513	547,369	5,583,909	2,161,131	8,972,922

	￦	41,093,405	25,065,608	6,075,222	3,774,966	76,009,201

Summary of Contract Assets and Liabilities From Contracts With Customers
(b)	Details of contract assets and liabilities from contracts with customers as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Receivables
Account receivables	￦	7,329,596	9,051,708

Contract assets
Due from customers for contract work		867,066	990,436

Contract liabilities
Advance received		1,264,615	1,583,732
Due to customers for contract work		629,399	813,207
Unearned revenue		42,040	133,765